Convertible notes (Details 1) - USD ($) $ in Thousands	1 Months Ended
	Aug. 31, 2015	Nov. 30, 2014	Dec. 01, 2014	Oct. 03, 2012	Apr. 27, 2012
GM Notes
Debt Instrument
Denomination of the GM Notes		$ 50,000	$ 25,000
GMHL | GM Notes | Magnum And CGL
Debt Instrument
Aggregate principal amount of GM Note sold		50,000
Proceeds from sale of the GM Note		88,090
MO2 | ECHIL
Debt Instrument
Total purchase price for all issued and outstanding shares of ECHIL	$ 161,784
Convertible Notes | KKR Notes
Debt Instrument
Aggregate principal amount					$ 65,000
Convertible Notes | GM Notes
Debt Instrument
Aggregate principal amount				$ 50,000
Convertible Notes | Magnum | GM Notes
Debt Instrument
Aggregate principal amount		25,000
Convertible Notes | CGL | GM Notes
Debt Instrument
Aggregate principal amount		$ 25,000